Nature of Business and Significant Accounting Policies (Details)								3 Months Ended		12 Months Ended
	Jun. 27, 2018 USD ($) shares	Feb. 28, 2018 USD ($)	Feb. 05, 2018 USD ($)	Dec. 04, 2017 USD ($)	Apr. 29, 2015 shares	Dec. 10, 2014 shares	Nov. 12, 2014 shares	Aug. 31, 2018 USD ($)	Aug. 31, 2017 USD ($)	May 31, 2018 USD ($)	May 31, 2017 USD ($)	May 31, 2016 USD ($)
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio						0.625
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		10.00%	10.00%
Cash and Cash Equivalents, at Carrying Value								$ 5,953,925	$ 12,099	$ 52,964	$ 78,310	$ 88,244
Advertising Expense								127,392	$ 0	$ 0	$ 0
Oasis Acquisition [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Number of Subsidiaries				3
Payments to Acquire Businesses, Gross	$ 5,995,543	$ 6,200,000						2,050,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	90.00%	90.00%
Debt Instrument, Face Amount	$ 4,000,000	$ 4,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares	22,058,823
Liabilities Assumed	$ 204,457
Reverse Merger with CLS Labs [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares					15,000,000
Deposit [Member] | Oasis Acquisition [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Payments to Acquire Businesses, Gross				$ 250,000
Additional Payments [Member] | Oasis Acquisition [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Payments to Acquire Businesses, Gross		$ 1,800,000	$ 1,800,000	$ 1,800,000
Original Contemplated Transaction Payment [Member] | Oasis Acquisition [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Payments to Acquire Businesses, Gross	$ 6,200,000
Accounting Standards Update 2017-11 [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification								$ 1,265,751
Shares of CLS Holdings USA, Inc. [Member] | CLS Labs, Inc. [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions (in Shares) | shares						6,250,000	10,000,000